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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                [ ] is a restatement.
                [ ] adds new holdings entries.

                Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                             Senior Managing Member
                                 (415) 391-8900





                               /s/ Meridee Moore
                            ------------------------
                            San Francisco, California
                               February 13, 2006


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       35

                    Form 13 F Information Table Value Total:

                              $ 212,903 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11473
Name: WS Partners, L.L.C.


COLUMN 1                            COLUMN 2        COLUMN 3  COLUMN 4 COLUMN 5            COLUMN 6 COLUMN 7 COLUMN 8

                                                              Value    Shares/    SH/ PUT/ INVESTMT OTHER
Name Of Issuer                      Title of Class  CUSIP     ($1,000) PRN AMT    PRN CALL DSCRETN  MGRS     SOLE        SHARED NONE
----------------------------------  --------------- --------- -------- ---------- --- ---- -------- -------- ----------- ------ ----
ACE Cash Express, Inc.              Common          004403101  3,706      158,700 SH       Other    1           158,700
Aquila, Inc.                        Common          03840P102  4,500    1,250,000 SH       Other    1         1,250,000
Arbor Realty Trust Inc.             Common          038923108  5,874      226,626 SH       Other    1           226,626
ATP Oil & Gas Corporation           Common          00208J108  7,506      202,800 SH       Other    1           202,800
Bally Total Fitness Holding Corp    Common          05873K108    400       63,693 SH       Other    1            63,693
Boyd Gaming Corp                    Common          103304101    886       18,600 SH       Other    1            18,600
Carmike Cinemas, Inc.               Common          143436400 17,688      697,485 SH       Other    1           697,485
Clear Channel Communications, Inc.  Common          184502102  4,718      150,000 SH       Other    1           150,000
Covad Communications Group Inc.     DBCV 3.000%3/1  222814AR6 12,752   19,768,000 PRN      Other    1        19,768,000
Crown Holdings Inc.                 Common          228368106    295       15,100 SH       Other    1            15,100
CSK Auto Corporation                Common          125965103  3,256      215,900 SH       Other    1           215,900
Denny's Corporation                 Common          24869P104  1,174      291,249 SH       Other    1           291,249
Edison International                Common          281020107 11,853      271,800 SH       Other    1           271,800
Eschelon Telecom, Inc.              Common          296290109  1,982      141,100 SH       Other    1           141,100
EZCorp, Inc.                        Common          302301106  4,749      310,800 SH       Other    1           310,800
Finisar Corporation                 Note 2.500%10/1 31787AAF8 14,964   16,000,000 PRN      Other    1        16,000,000
Finisar Corporation                 Note 5.250%10/1 31787AAC5  5,996    6,617,000 PRN      Other    1         6,617,000
GenTek Inc.                         Common          37245X203  3,758      210,202 SH       Other    1           210,202
Hawaiian Holdings, Inc.             Common          419879101  8,165    2,046,352 SH       Other    1         2,046,352
Hercules Tech. Growth Capital, Inc. Common          427096508  1,857      154,900 SH       Other    1           154,900
I2 Technologies Inc.                Note 5.250%12/1 465754AF6  2,914    2,893,000 PRN      Other    1         2,893,000
Laidlaw International, Inc.         Common          50730R102 13,936      599,900 SH       Other    1           599,900
Manugistics Group Inc               Note 5.000%11/0 565011AB9 19,128   20,385,000 PRN      Other    1        20,385,000
Multimedia Games, Inc.              Common          625453105  1,314      142,100 SH       Other    1           142,100
NCO Group, Inc.                     Common          628858102    813       48,050 SH       Other    1            48,050
Oregon Steel Mills                  Common          686079104  3,604      122,500 SH       Other    1           122,500
PG&E Corporation                    Common          69331C108  6,194      166,876 SH       Other    1           166,876
Pike Electric Corp.                 Common          721283109  4,201      259,000 SH       Other    1           259,000
QLT, Inc.                           Common          746927102    454       71,400 SH       Other    1            71,400
QLT, Inc.                           Note 3.000%9/1  746927AB8 15,553   17,352,000 PRN      Other    1        17,352,000
Regis Corporation                   Common          758932107  2,117       54,900 SH       Other    1            54,900
Rubio's Restaurants, Inc.           Common          78116B102  2,768      296,000 SH       Other    1           296,000
StealthGas Inc.                     Common          Y81669106  1,546      122,700 SH       Other    1           122,700
TXU Corp.                           Common          873168108  7,659      152,600 SH       Other    1           152,600
Walter Industries                   Common          93317Q105 14,623      294,100 SH       Other    1           294,100